Schedule of Investments (unaudited) October 31, 2023	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 6.6%
Black Belt Energy Gas District RB, Series B, 5.25%, 12/01/53(a)	$5,455	$5,490,451
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	795	803,732
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	1,555	1,532,068
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	2,275	2,276,944
Series D, Sub Lien, 6.00%, 10/01/42	5,740	5,861,513
Series D, Sub Lien, 7.00%, 10/01/51	1,765	1,850,758
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	5,000	5,082,210
Series B-1, 5.75%, 04/01/54	5,940	6,142,747
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	1,345	1,357,632

		30,398,055

Arizona — 5.1%
City of Phoenix Civic Improvement Corp., RB, 5.25%, 07/01/47(b)	3,335	3,461,187
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(c) .	3,400	2,889,516
Salt Verde Financial Corp., RB 5.00%, 12/01/32	10,030	9,896,616
5.00%, 12/01/37	7,460	7,229,341

		23,476,660

Arkansas — 3.2%
Arkansas Development Finance Authority, RB
AMT, 5.70%, 05/01/53	855	776,276
AMT, 4.75%, 09/01/49(c)	4,665	4,282,077
City of Springdale Arkansas Sales & Use Tax Revenue, RB
Series B, (BAM), 4.13%, 08/01/47	9,465	8,253,626
Series B, (BAM), 4.13%, 08/01/50	1,500	1,314,276

		14,626,255

California — 8.3%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(c)	750	662,368
California Health Facilities Financing Authority, Refunding RB, Series A-2, 4.00%, 11/01/44	9,825	8,798,125
California Municipal Finance Authority, RB, S/F Housing, Series A, 5.25%, 08/15/39	290	283,200
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(c)	2,970	2,804,628
City of Long Beach California Harbor Revenue, ARB, Series B, AMT, 5.00%, 05/15/43	2,000	2,000,554
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	2,685	2,312,972
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	2,325	2,278,235
CSCDA Community Improvement Authority, RB, M/F Housing(c) 4.00%, 12/01/56	330	208,260
Senior Lien, 3.13%, 06/01/57	1,155	660,822
Series A, Senior Lien, 4.00%, 12/01/58	585	395,626

Security	Par (000)	Value

California (continued)
Dublin Unified School District, GO, Series B, 4.13%, 08/01/49	$3,475	$3,179,999
Riverside County Transportation Commission, RB, CAB(d)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	1,873,629
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,107,115
Series B, Senior Lien, 0.00%, 06/01/43	5,000	1,649,884
San Marcos Unified School District, GO, CAB(d)
Series B, Election 2010, 0.00%, 08/01/34	3,500	2,235,425
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,249,470
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	4,550	4,425,276

		38,125,588

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	835	869,743
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	340	340,421
5.25%, 11/01/52	710	675,966
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	6,580	6,739,313

		8,625,443

Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	2,935	2,582,956

District of Columbia — 7.8%
District of Columbia Income Tax Revenue, RB, Series A, 4.00%, 03/01/37	500	482,613
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	22,365	23,005,665
District of Columbia, RB, Series A, 5.00%, 07/01/47	2,050	2,085,073
District of Columbia, Refunding GO, Series D, 4.00%, 02/01/46	5,895	5,082,442
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	5,000	4,950,668

		35,606,461

Florida — 0.8%
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	940	897,358
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	210	183,207
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	415	403,949
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	3,159	2,116,314

		3,600,828

Georgia — 2.7%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	12,855	12,638,688

Illinois — 4.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,065	951,901
Series C, 5.25%, 12/01/35	2,905	2,832,151
Series D, 5.00%, 12/01/46	3,805	3,362,036
Series H, 5.00%, 12/01/36	920	867,597

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	$915	$889,771
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	1,525	1,488,082
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	3,455	3,448,237
State of Illinois, GO, 5.00%, 02/01/39	2,990	2,925,228
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,910	1,912,384

		18,677,387

Indiana — 1.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,525	1,528,561
AMT, 7.00%, 01/01/44	3,680	3,687,971

		5,216,532

Iowa — 0.7%
University of Iowa Facilities Corp., RB 5.00%, 06/01/47	1,890	1,889,779
5.00%, 06/01/48	1,190	1,186,086

		3,075,865

Kentucky — 2.8%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	9,000	8,332,493
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(g)	2,325	2,546,932
Kentucky State Property & Building Commission, RB(b)
Series A, 5.50%, 11/01/42	875	905,493
Series A, 5.50%, 11/01/43	1,165	1,202,599

		12,987,517

Louisiana — 0.2%
Tobacco Settlement Financing Corp. Refunding RB, Series A, 5.25%, 05/15/35	805	805,335

Maryland — 1.1%
Washington Suburban Sanitary Commission, RB, (GTD), 4.00%, 06/01/46	5,740	5,001,078

Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 10/01/52	2,715	2,749,920
Massachusetts Development Finance Agency, RB, 5.00%, 12/01/46	6,750	6,530,190
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	1,815	1,800,324
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	4,245	4,112,089

		15,192,523

Michigan — 8.9%
Lansing Community College, GO, 5.00%, 05/01/44	5,070	5,063,247
Michigan Finance Authority, RB
Series A, 5.00%, 11/15/48	10,650	10,081,320
Series S, 5.00%, 11/01/44	5,000	4,834,532
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	5,785	5,675,338
Michigan State Building Authority, RB, Series I, 5.00%, 10/15/46	1,000	995,790

Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	$3,125	$2,651,221
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	9,571,754
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,120	1,971,145

		40,844,347

Minnesota — 0.6%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,940	2,816,255

New Hampshire(c) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	3,055	2,409,898
Series C, AMT, 4.88%, 11/01/42	1,585	1,228,358

		3,638,256

New Jersey — 11.1%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	50	48,330
5.25%, 11/01/44	2,980	2,774,216
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	3,680	45,448
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,035	2,027,388
New Jersey Economic Development Authority, RB Class A, 5.25%, 11/01/47	3,415	3,461,224
Series EEE, 5.00%, 06/15/48	11,690	11,428,086
AMT, 5.38%, 01/01/43	2,285	2,212,364
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	5,975	6,022,200
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 07/01/44	475	466,673
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, Subordinate, 5.00%, 12/01/52	2,485	2,302,512
New Jersey Transportation Trust Fund Authority, RB
Series AA, 4.00%, 06/15/50	3,170	2,605,878
Series S, 5.00%, 06/15/46	2,800	2,719,870
South Jersey Port Corp., ARB, Series A, 5.00%, 01/01/49	2,000	1,912,922
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,075	2,898,327
Sub-Series B, 5.00%, 06/01/46	10,900	10,121,912

		51,047,350

New York — 11.3%
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,210	2,952,303
Series C-1, 5.25%, 11/15/55	1,545	1,519,107
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/48	5,000	5,123,800
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,691,446
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	810	810,384
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(c)	3,200	3,199,901

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	$6,395	$5,473,828
New York Liberty Development Corp., Refunding RB(c)
Class 1, 5.00%, 11/15/44	6,230	5,559,398
Class 2, 5.38%, 11/15/40	1,655	1,529,694
New York Power Authority, RB, (AGM), 4.00%, 11/15/47	4,725	3,989,482
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50	6,165	5,168,048
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	1,610	1,607,136
Series B, 5.00%, 02/15/35	7,500	7,570,738
New York State Urban Development Corp. RB, Series A, 4.00%, 03/15/45	1,915	1,660,082
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/46	1,165	1,073,845
New York Transportation Development Corp., RB 5.63%, 04/01/40(b)	915	905,412
AMT, 5.00%, 10/01/35	2,125	2,027,894

		51,862,498

Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	1,685	1,346,697
Series B-2, 5.00%, 06/01/55	5,330	4,358,349
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	680	542,032
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	2,500	2,509,007
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	1,390	1,371,853

		10,127,938

Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,735	1,494,409

Pennsylvania — 1.3%
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/51	1,025	801,081
5.00%, 09/01/48	715	668,914
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,660	1,525,523
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/45	3,000	2,911,537

		5,907,055

Puerto Rico — 5.1%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,810	2,870,635
Series A-1, Restructured, 5.75%, 07/01/31	2,536	2,607,175
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,044	3,411,346
Series A-1, Restructured, 5.00%, 07/01/58	10,387	9,001,722

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$3,325	$2,783,888
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	10,165	2,512,670

		23,187,436

South Carolina — 3.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	16,400	16,339,575

Tennessee — 5.2%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,545	2,441,579
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB 5.25%, 05/01/48	2,500	2,506,482
Series A, 5.00%, 07/01/46	6,590	6,347,065
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series B, Subordinate, (AGM), 5.25%, 07/01/48	2,900	2,906,852
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,260	7,182,947
Tennessee Housing Development Agency, RB, S/F Housing, 6.25%, 01/01/54(b)	2,200	2,314,346

		23,699,271

Texas — 21.0%
Arlington Higher Education Finance Corp., RB(c) 7.50%, 04/01/62	845	739,305
7.88%, 11/01/62	720	677,864
Arlington Independent School District, Refunding GO, (PSF), 4.00%, 02/15/48	6,000	5,153,543
Bexar County Hospital District, GO, 5.00%, 02/15/47	5,000	5,008,376
City of Austin Texas Airport System Revenue, ARB
Series B, AMT, 5.00%, 11/15/44	3,630	3,462,581
Series B, AMT, 5.00%, 11/15/48	2,850	2,689,678
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/46	3,550	3,579,354
City of Denton Texas, GO, 4.00%, 02/15/42	7,575	6,666,618
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.25%, 02/01/41	1,010	1,064,690
County of Bexar Texas, Refunding GO, 4.00%, 06/15/40	12,075	10,989,755
Dallas Fort Worth International Airport, Refunding RB, Series B, 5.00%, 11/01/47	1,625	1,622,396
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	470	411,577
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/41	2,000	1,748,112
Harris County Municipal Utility District No. 534, GO
(AGM), 5.00%, 09/01/47	1,750	1,682,986
(BAM), 5.00%, 09/01/47	1,100	1,058,002
Harris County-Houston Sports Authority, RB,
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/35(d)	5,000	2,442,029
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(h)	6,000	2,679,691
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/37	10,120	4,192,340

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Harris County-Houston Sports Authority, Refunding RB(d) (continued)
Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38	$12,580	$5,153,054
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(h)	15,200	6,704,968
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,900	3,905,591
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	14,025	13,482,190
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.75%, 03/01/54	5,000	5,167,643
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,310	2,105,117
Thrall Independent School District, GO, 5.25%, 02/15/48	3,525	3,645,798

		96,033,258

Washington — 1.1%
Washington Health Care Facilities Authority, RB
Series A, 5.00%, 08/15/40	2,000	2,002,175
Series A, 5.00%, 08/15/45	3,000	2,951,373

		4,953,548

Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	5,000	5,036,909

Total Municipal Bonds — 123.9% (Cost: $593,146,397)		567,625,276

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Illinois — 2.9%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	13,000	13,069,485

Michigan — 2.2%
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	10,000	10,099,973

Nevada — 4.3%
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48	19,650	19,726,798

New Jersey — 2.2%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/48	10,000	9,947,582

New York — 2.3%
New York City Municipal Water Finance Authority, RB, Series DD, 5.25%, 06/15/46	10,000	10,365,227

Security	Par (000)	Value

Oregon — 2.8%
Port of Portland Oregon Airport Revenue, ARB, 5.50%, 07/01/48	$12,705	$12,907,784

Washington — 2.2%
State of Washington, GO, Series C, 5.00%, 02/01/47	10,000	10,150,168

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.9% (Cost: $88,187,055)		86,267,017

Total Long-Term Investments — 142.8% (Cost: $681,333,452)		653,892,293

	Shares

Short-Term Securities

Money Market Funds — 25.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(j)(k)	115,581,164	115,581,164

Total Short-Term Securities — 25.2% (Cost: $115,581,164)		115,581,164

Total Investments — 168.0% (Cost: $796,914,616)		769,473,457

Other Assets Less Liabilities — 0.4%		2,141,656

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.3)%		(42,747,062)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (59.1)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$458,068,051

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust (BFK)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$24,056,456	$91,523,785	(a)	$—	$934	$(11)	$115,581,164	115,581,164	$237,973	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	114	12/19/23	$12,088	$50,182
U.S. Long Bond	144	12/19/23	15,687	224,750
5-Year U.S. Treasury Note	90	12/29/23	9,400	(6,916)

				$268,016

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$567,625,276	$—	$567,625,276
Municipal Bonds Transferred to Tender Option Bond Trusts	—	86,267,017	—	86,267,017

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$115,581,164	$—	$—	$115,581,164

	$115,581,164	$653,892,293	$—	$769,473,457

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$274,932	$—	$—	$274,932
Liabilities
Interest Rate Contracts	(6,916)	—	—	(6,916)

	$268,016	$—	$—	$268,016

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(42,679,997)	$—	$(42,679,997)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(313,479,997)	$—	$(313,479,997)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	6